Document and Entity Information	Jan. 30, 2023
Document And Entity Information [Line Items]
Entity Registrant Name	Getaround, Inc
Amendment Flag	false
Entity Central Index Key	0001839608
Document Type	8-K
Document Period End Date	Jan. 30, 2023
Entity Incorporation State Country Code	DE
Entity File Number	001-40152
Entity Tax Identification Number	85-3122877
Entity Address, Address Line One	55 Green Street
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94111
City Area Code	(415)
Local Phone Number	295-5725
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Common Stock Par Value 0.0001 Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	GETR
Security Exchange Name	NYSE
Warrants Each Whole Warrant Exercisable For One Share Of Common Stock Each At An Exercise Price Of 11.50 Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants, each whole warrant exercisable for one share of Common Stock, each at an exercise price of $11.50 per share
Trading Symbol	GETR WS
Security Exchange Name	NYSE